Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2018	2019
Trade receivables	808	9,463
VAT receivable	1,094	637
Accrued income	9,473	8,274
Insurance claims	1,282	1,400
Other receivables	7,587	5,126
Total	20,244	24,900